Average Annual Total Returns{- Fidelity® SAI Emerging Markets Index Fund} - 10.31 Fidelity SAI Emerging Markets Index Fund PRO-09 - Fidelity® SAI Emerging Markets Index Fund	Fidelity SAI Emerging Markets Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI Emerging Markets Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI Emerging Markets Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI Emerging Markets Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI Emerging Markets Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Emerging Markets Index Fund-Default After Taxes on Distributions and Sales Since Inception		MC041 Past 1 year	MC041 Since Inception
Total	18.20%	12.14%	[1]	17.52%	11.51%	[1]	11.28%	9.53%	[1]	18.47%	12.47%	[1]

[1]	(a)From January 5, 2016